EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 9, 2012 (Accession No. 0001193125-12-418495), to the Prospectus dated May 1, 2012, for Multimanager Mid Cap Growth Portfolio, a series of AXA Premier VIP Trust.